Revenues (Tables)	9 Months Ended
Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Schedule of Disaggregated By Geographical Region	The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three and nine months ended September 30, 2023 and 2022:
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas
Systems	$30,545	$34,869	$80,706	$96,719
Consumables	33,471	33,303	99,800	99,319
Service	37,809	39,281	113,594	117,207
Total Americas	101,825	107,453	294,100	313,245

EMEA
Systems	14,967	11,811	38,423	41,648
Consumables	18,654	13,666	55,475	45,759
Service	6,980	5,983	21,467	19,320
Total EMEA	40,601	31,460	115,365	106,727

Asia Pacific
Systems	5,978	9,626	21,126	31,319
Consumables	9,655	8,861	27,823	26,166
Service	4,074	4,792	12,847	14,767
Total Asia Pacific	19,707	23,279	61,796	72,252

Total Revenues	$162,133	$162,192	$471,261	$492,224

Schedule of Revenue Recognition	The following table presents the Company’s revenues disaggregated based on the timing of revenue recognition (at a specific point in time or over the course of time) for the three and nine months ended September 30, 2023 and 2022:
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$113,270	$112,133	$323,353	$340,927
Services	13,303	13,519	41,150	39,158
Total revenues recognized in point in time	126,573	125,652	364,503	380,085

Revenues recognized over time from:
Services	35,560	36,540	106,758	112,139
Total revenues recognized over time	35,560	36,540	106,758	112,139

Total Revenues	$162,133	$162,192	$471,261	$492,224

Schedule of Deferred Revenue	The Company's deferred revenue as of September 30, 2023 and December 31, 2022 were as follows:
	September 30, 2023	December 31, 2022
	U.S. $ in thousands
Deferred revenue*	$80,310	$75,434

*Includes $28.5 million and $25.2 million under long-term deferred revenue in the Company's consolidated balance sheets as of September 30, 2023 and December 31, 2022, respectively.